Portfolio of Trading Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt Securities USD ($)	Mar. 31, 2012 Debt Securities INR	Mar. 31, 2011 Debt Securities INR	Mar. 31, 2012 Debt Securities Government of India securities INR	Mar. 31, 2011 Debt Securities Government of India securities INR	Mar. 31, 2012 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2011 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2012 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2012 Debt Securities Securities issued by state government INR	Mar. 31, 2011 Equity securities INR
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost			38,082.4	$ 1,516.6	77,181.4	38,079.4	41,815.4	14,222.6	78.1	848.9	7,079.8	1,379.8	18,829.1	21,628.1	9,379.0	3.0
Gross Unrealized Gains			135.0	1.3	65.1	135.0	8.8	63.5	1.6	36.2	41.5	12.2	3.8	23.1	9.4	0
Gross Unrealized Losses			0.5	4.0	203.1	0.4	185.3	0.3	0	0.1	6.5	0	1.4	0	9.9	0.1
Fair Value	$ 1,513.9	77,043.4	38,216.9	$ 1,513.9	77,043.4	38,214.0	41,638.9	14,285.8	79.7	885.0	7,114.8	1,392.0	18,831.5	21,651.2	9,378.5	2.9